ACQUISITIONS AND GOODWILL - Asset Acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACQUISITIONS AND GOODWILL
Additional contingent consideration	¥ 1,958	¥ 100,223	¥ 100,000
Settlement of contingent consideration	¥ 13,077	85,191	¥ 241,850
Settlements term	3 months
Remaining consideration payable for asset acquisitions	¥ 180,001	¥ 191,120